Debt - Schedule of Debt Repayment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Proceeds from debt	$ 156,200	$ 57,462
Repayments of debt	$ (109,993)	$ (49,093)	$ (102,356)	$ (77,924)